ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of Accrued Expenses and Other Payables

	December 31,	September 30,
	2024	2025
	RMB	RMB
Refund liability*	23,923,454	24,895,971
Accrued payroll and welfare	19,185,023	13,030,823
Accrued professional services expenses	3,237,079	977,664
Other current liabilities	10,027,404	6,512,186
Total accrued expenses and other payables	56,372,960	45,416,644

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.